EARNINGS PER SHARE ("EPS") (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings per Share
	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025

Numerator for EPS:
Net income	$8,071	$3,442	$11,471	$7,255
Denominator for EPS:
Weighted average shares outstanding – basic	12,987,471	11,447,986	12,985,316	11,196,992
Dilutive shares	144,139	218,323	178,852	212,496
Weighted average shares outstanding – diluted	13,131,610	11,666,309	13,164,168	11,409,488

EPS:
Basic	$0.62	$0.30	$0.88	$0.65
Diluted	$0.61	$0.30	$0.87	$0.64